Shareholders' Equity Shareholders' Equity - Summary of Shares Repurchased (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended												2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended			23 Months Ended	24 Months Ended
	Jan. 31, 2019	Dec. 20, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 20, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2019	Jan. 17, 2018
Equity [Abstract]
Share Buyback Plan																													€ 2,500.0
Shares of Shares Buyback Plan not Canceled																								2,400,000
Treasury Stock, Shares, Acquired	47,400	188,511	274,093	293,486	284,335	336,141	145,094	0	0	83,791	150,956	192,401	145,001	343,357	427,148	427,148	427,148	572,242	908,383	1,192,718	1,486,204	1,760,297	1,948,808	1,948,808	2,400,000	3,468,737	8,993,197
Maximum value of shares that may yet be purchased under program	€ 1,346.7	€ 943.9	€ 991.7	€ 1,058.8	€ 1,126.5	€ 1,188.9	€ 1,254.2	€ 1,283.9	€ 1,283.9	€ 1,283.9	€ 1,298.7		€ 1,323.4
Average Price Paid per Share of Shares Purchased Under Repurchase Program	€ 151.63	€ 253.95	€ 244.52	€ 230.89	€ 219.26	€ 194.30	€ 204.60	€ 0	€ 0	€ 176.71	€ 163.68		€ 160.67											€ 210.38
Treasury shares, cancellation process started during the year																								5,806,366	4,644,389
Treasury Stock, Value, Acquired, Cost Method																								€ 410.0	€ 1,146.2	€ 500.0		€ 1,556.1